Share-Based Payment Plans - Disclosure of number and weighted average exercise prices of share options (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2017 shares	Jun. 30, 2016 shares
Share Based Payments [Line Items]
Unissued Ordinary shares	111,523,332	29,131,664	24,797,286	11,147,289
0.085 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	16,160,415
Share options excercisable, exercise price | $	$ 0.085
Share options granted, expiration date	May 18, 2027
Share options granted issue date	May 18, 2017
0.082 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	1,072,916
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	May 26, 2027
Share options granted issue date	May 26, 2017
0.080 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	1,038,333
Share options excercisable, exercise price | $	$ 0.080
Share options granted, expiration date	Jun. 27, 2027
Share options granted issue date	Jun. 27, 2017
0.063 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	4,000,000
Share options excercisable, exercise price | $	$ 0.063
Share options granted, expiration date	Sep. 06, 2027
Share options granted issue date	Sep. 06, 2017
0.057 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	9,000,000
Share options excercisable, exercise price | $	$ 0.057
Share options granted, expiration date	Apr. 16, 2028
Share options granted issue date	Apr. 16, 2018
0.057 Exercise Price And Expires On April 18, 2028 Issue 1 [member]
Share Based Payments [Line Items]
Number of share options excercisable	3,000,000
Share options excercisable, exercise price | $	$ 0.057
Share options granted, expiration date	Apr. 18, 2028
Share options granted issue date	Apr. 18, 2018
0.056 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	2,000,000
Share options excercisable, exercise price | $	$ 0.056
Share options granted, expiration date	Jun. 12, 2028
Share options granted issue date	Jun. 12, 2018
0.057 Exercise Price And Expires On June 14, 2028 Issue 2 [member]
Share Based Payments [Line Items]
Number of share options excercisable	700,000
Share options excercisable, exercise price | $	$ 0.057
Share options granted, expiration date	Jun. 14, 2028
Share options granted issue date	Jun. 14, 2018
0.059 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	3,000,000
Share options excercisable, exercise price | $	$ 0.059
Share options granted, expiration date	Jun. 25, 2028
Share options granted issue date	Jun. 25, 2018
0.089 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	14,430,000
Share options excercisable, exercise price | $	$ 0.089
Share options granted, expiration date	Nov. 01, 2028
Share options granted issue date	Nov. 01, 2018
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member]
Share Based Payments [Line Items]
Number of share options excercisable	18,881,250
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	Nov. 30, 2028
Share options granted issue date	Nov. 30, 2018
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member]
Share Based Payments [Line Items]
Number of share options excercisable	15,000,000
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	Nov. 30, 2028
Share options granted issue date	Nov. 30, 2018
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member]
Share Based Payments [Line Items]
Number of share options excercisable	360,000
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	Nov. 30, 2028
Share options granted issue date	Nov. 30, 2018
0.082 Exercise Price And Expires On 2 January 2029 Issue 1 [member]
Share Based Payments [Line Items]
Number of share options excercisable	1,080,000
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	Jan. 02, 2029
Share options granted issue date	Jan. 02, 2019
0.082 Exercise Price And Expires On 2 January 2029 Issue 2 [member]
Share Based Payments [Line Items]
Number of share options excercisable	4,910,000
Share options excercisable, exercise price | $	$ 0.082
Share options granted, expiration date	Jan. 02, 2029
Share options granted issue date	Jan. 02, 2019
0.089 Exercise Price And Expires On 2 January 2029 Issue 1 [member]
Share Based Payments [Line Items]
Number of share options excercisable	380,000
Share options excercisable, exercise price | $	$ 0.089
Share options granted issue date	Jan. 02, 2019
0.030 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	6,866,250
Share options excercisable, exercise price | $	$ 0.30
Share options granted, expiration date	Apr. 01, 2029
Share options granted issue date	Apr. 01, 2019
0.42 Exercisable Price [member]
Share Based Payments [Line Items]
Number of share options excercisable	9,644,168
Share options excercisable, exercise price | $	$ 0.42
Share options granted, expiration date	Jun. 28, 2029
Share options granted issue date	Jun. 28, 2019